11. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Change in accumulated benefit obligation
(Dollars in thousands)
	2018	2017

Benefit obligation at beginning of period	$4,361	4,174
Service cost	362	348
Interest cost	70	68
Benefits paid	(227)	(229)

Benefit obligation at end of period	$4,566	4,361

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2018	2017

Benefit obligation	$4,566	4,361
Fair value of plan assets	—	—

(Dollars in thousands)
	2018	2017

Funded status	$(4,566)	(4,361)
Unrecognized prior service cost/benefit	—	—
Unrecognized net actuarial loss	—	—

Net amount recognized	$(4,566)	(4,361)

Unfunded accrued liability	$(4,566)	(4,361)
Intangible assets	—	—

Net amount recognized	$(4,566)	(4,361)

Schedule of net benefit costs
(Dollars in thousands)
	2018	2017	2016

Service cost	$362	348	346
Interest cost	70	68	67

Net periodic cost	$432	416	413

Weighted average discount rate assumption
used to determine benefit obligation	5.49%	5.49%	5.47%

Schedule of expected benefit payments
(Dollars in thousands)

Year ending December 31,
2019	$235
2020	$353
2021	$353
2022	$342
2023	$342
Thereafter	$8,709